Non-controllingInterests ('NCI') (Tables)	12 Months Ended
Mar. 31, 2019
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Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests

The table below shows summarized financial information of subsidiaries of the Group that have non-controlling interests. The amounts are presented before inter-company eliminations.

	As at March 31, 2018
	(₹ in million)
	HZL	BALCO	Others	Total
Current assets	241,462	20,211	9,386	271,059
Non-current assets	184,092	117,505	58,386	359,983
Current liabilities	59,379	49,562	4,747	113,688
Non-current liabilities	2,026	40,159	37,544	79,729
Equity attributable to equity holders of the Parent	236,412	24,478	18,731	279,621
Non-controlling interests*	127,737	23,517	6,123	157,377

*	₹ 627 million attributable to NCI of ASI transferred to put option liability. Refer Note 4 –Business Combination (Acquisition of ASI).

	As at March 31, 2019
	(₹ in million)
	HZL	BALCO	Others	Total
Current assets	215,744	27,308	34,610	277,662
Non-current assets	202,807	116,092	111,658	430,557
Current liabilities	76,631	59,023	19,853	155,507
Non-current liabilities	1,640	36,535	83,625	121,800
Equity attributable to equity holders of the Parent	220,915	24,399	35,750	281,064
Non-controlling interests*	119,365	23,443	7,800	150,608

*	₹ 760 million ($ 11 million) attributable to NCI of ASI transferred to put option liability. Refer Note 4 –Business Combination (Acquisition of ASI).

	As at March 31, 2019
	(US dollars In Million)
	HZL	BALCO	Others	Total
Current assets	3,119	395	501	4,015
Non-current assets	2,932	1,679	1,615	6,226
Current liabilities	1,108	853	288	2,249
Non-current liabilities	24	528	1,209	1,761
Equity attributable to equity holders of the Parent	3,193	354	517	4,064
Non-controlling interests	1,726	339	113	2,178

	For the Year Ended March 31, 2017
	(₹ In Million)
	HZL	Cairn	BALCO	BMM	Total
Revenue	170,457	82,041	56,905	8,281	317,684
Expenses	(82,878)	(51,138)	(56,988)	(6,657)	(197,661)

Profit / (loss) for the year	87,579	30,903	(83)	1,624	120,023

Profit / (loss) attributable to equity holders of the Parent	56,858	18,495	(42)	1,200	76,511
Profit / (loss) attributable to non-controlling interests	30,721	12,408	(41)	424	43,512

Profit / (loss) for the year	87,579	30,903	(83)	1,624	120,023

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(19)	(3,963)	(119)	830	(3,271)
Other comprehensive income / (loss) attributable to non-controlling interests	(10)	(2,658)	(114)	290	(2,492)

Other comprehensive income / (loss) during the year	(29)	(6,621)	(233)	1,120	(5,763)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	56,839	14,532	(161)	2,030	73,240
Total comprehensive income / (loss) attributable to non-controlling interests	30,711	9,750	(155)	714	41,020

Total comprehensive income / (loss) during the year	87,550	24,282	(316)	2,744	114,260

Dividends paid / payable to non-controlling interests, including dividend tax	52,447	2,718	—	—	55,165

Net cash inflow from operating activities	75,772	54,464	7,857	5,677	143,770
Net cash inflow/ (outflow) from investing activities	38,161	(54,981)	(6,120)	(3,966)	(26,906)
Net cash (outflow) from financing activities	(112,550)	(5,997)	(1,748)	—	(120,295)

Net cash inflow / (outflow)	1,383	(6,514)	(11)	1,711	(3,431)

	For the Year Ended March 31, 2018
	(₹ In Million)
	HZL	BALCO	Others*	Total
Revenue	217,761	87,107	18,106	322,974
Expenses	(125,164)	(87,189)	(14,457)	(226,810)

Profit / (loss) for the year	92,597	(82)	3,649	96,164

Profit / (loss) attributable to equity holders of the Parent	60,116	(42)	2,886	62,960
Profit / (loss) attributable to non-controlling interests	32,481	(40)	763	33,204

Profit / (loss) for the year	92,597	(82)	3,649	96,164

Other comprehensive income / (loss) attributable to the equity holders of the Parent	(389)	273	2,022	1,906
Other comprehensive income / (loss) attributable to non-controlling interests	(208)	262	677	731

Other comprehensive income / (loss) during the year	(597)	535	2,699	2,637

Total comprehensive income / (loss) attributable to the equity holders of the Parent	59,726	232	4,902	64,860
Total comprehensive income / (loss) attributable to non-controlling interests	32,273	222	1,440	33,935

Total comprehensive income / (loss) during the year	91,999	454	6,342	98,795

Dividends paid / payable to non-controlling interests, including dividend tax	(14,273)	—	—	(14,273)

Net cash inflow from operating activities	98,367	7,440	6,317	112,124
Net cash (outflow) / inflow from investing activities	87,961	(2,000)	(12,300)	73,661
Net cash (outflow)/ inflow from financing activities	(186,488)	(5,490)	3,699	(188,279)

Net cash (outflow)	(160)	(50)	(2,284)	(2,494)

*	Refer Note 4 –Business Combination (Acquisition of ASI).

	For the Year Ended March 31, 2019
	(₹ In Million)
	HZL	BALCO	Others*	Total
Revenue	208,336	100,491	62,660	371,487
Expenses	(130,710)	(100,287)	(61,384)	(292,381)

Profit / (loss) for the year	77,626	204	1,276	79,106

Profit / (loss) attributable to equity holders of the Parent	50,396	104	2,152	52,652
Profit / (loss) attributable to non-controlling interests	27,230	100	(876)	26,454

Profit / (loss) for the year	77,626	204	1,276	79,106

Other comprehensive income / (loss) attributable to the equity holders of the Parent	246	(182)	(2,298)	(2,234)
Other comprehensive income / (loss) attributable to non-controlling interests	136	(174)	(795)	(833)

Other comprehensive income / (loss) during the year	382	(356)	(3,093)	(3,067)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	50,642	(78)	(146)	50,418
Total comprehensive income / (loss) attributable to non-controlling interests	27,366	(74)	(1,671)	25,621

Total comprehensive income / (loss) during the year	78,008	(152)	(1,817)	76,039

Dividends paid / payable to non-controlling interests, including dividend tax	35,739	—	—	35,739

Net cash inflow from operating activities	87,806	20,610	14,272	122,688
Net cash (outflow) / inflow from investing activities	(10,917)	(5,735)	(19,027)	(35,679)
Net cash (outflow)/ inflow from financing activities	(96,301)	(11,552)	6,712	(101,141)

Net cash (outflow)	(19,412)	3,323	1,957	(14,132)

*	Refer Note 4 –Business Combination (Acquisition of ESL).

	For the Year Ended March 31, 2019
	(US dollars in million)
	HZL	BALCO	Others	Total
Revenue	3,012	1,453	906	5,371
Expenses	(1,890)	(1,450)	(888)	(4,228)

Profit / (loss) for the year	1,122	3	18	1,143

Profit / (loss) attributable to equity holders of the Parent	728	2	31	761
Profit / (loss) attributable to non-controlling interests	394	1	(13)	382

Profit / (loss) for the year	1,122	3	18	1,143

Other comprehensive income / (loss) attributable to the equity holders of the Parent	4	(3)	(33)	(32)
Other comprehensive income / (loss) attributable to non-controlling interests	2	(2)	(12)	(12)

Other comprehensive income / (loss) during the year	6	(5)	(45)	(44)

Total comprehensive income / (loss) attributable to the equity holders of the Parent	732	(1)	(2)	729
Total comprehensive income / (loss) attributable to non-controlling interests	396	(2)	(23)	371

Total comprehensive income / (loss) during the year	1,128	(3)	(25)	1,100

Dividends paid / payable to non-controlling interests, including dividend tax	(517)	—	—	(517)

Net cash inflow from operating activities	1,270	298	206	1,774
Net cash (outflow) / inflow from investing activities	(158)	(83)	(275)	(516)
Net cash (outflow)/ inflow from financing activities	(1,392)	(167)	97	(1,462)

Net cash (outflow)	(280)	48	28	(204)

Effect of Changes in Ownership Interests in Subsidiaries that did not Result in a Loss of Control

The effect of changes in ownership interests in subsidiaries that did not result in a loss of control is as follows:

	For the Year Ended March 31, 2017
	(₹ In Million)
	HZL	Cairn	BALCO	BMM	Total
Purchase of NCI	—	(188)	—	—	(188)
Changes in NCI	—	(213,515)	—	—	(213,515)

	For the Year Ended March 31, 2018
	(₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI #	—	—	1,092	1,092

	For the Year Ended March 31, 2019
	(₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI #	—	—	1,962	1,962

	For the Year Ended March 31, 2019
	(US dollars In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	28	28

#	Refer Note 4 – Business Combination of ASI and ESL and consolidated statements of changes in equity for details